Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development		$ 44,394	$ 47,505
General and administrative		11,189	9,012
Total operating expenses		55,583	56,517
Loss from operations		(55,583)	(56,517)
Other income (expense):
Interest income		2,951	1,337
Interest expense		(12)	(2)
Fair value allocated to bargain purchase gain		16,355	0
Other expense		(28)	(7)
Net loss		$ (36,317)	(55,189)
Class A Common Stock
Other income (expense):
Net loss			$ (55,189)
Earnings Per Share [Abstract]
Net income (loss) per share, basic (in dollars per share)	[1]		$ (139.88)
Weighted-average shares outstanding used in computing net income (loss) per share, basic (in shares)	[1]		394,533
Net income (loss) per share, diluted (in dollars per share)	[1]		$ (139.88)
Weighted-average shares outstanding used in computing net income (loss) per share, diluted (in shares)	[1]		394,533
Class B Common Stock
Other income (expense):
Net loss			$ 0
Earnings Per Share [Abstract]
Net income (loss) per share, basic (in dollars per share)	[1]		$ 0
Weighted-average shares outstanding used in computing net income (loss) per share, basic (in shares)	[1]		0
Net income (loss) per share, diluted (in dollars per share)	[1]		$ 0
Weighted-average shares outstanding used in computing net income (loss) per share, diluted (in shares)	[1]		0

[1]	On December 18, 2023, the Company completed its reverse merger, which among other things, resulted in Neurogene OpCo merging with and into a wholly owned subsidiary of Neoleukin Therapeutics, Inc. As the earnings per share information for the pre-merger period is not comparable to the earnings per share information for the post-merger period, the earnings per share information is being presented separately for these periods. See Note 3, Net Income (Loss) Per share, for additional information.
(a)Presents information for the pre-merger period for Class A common stock. The pre-merger period is January 1, 2023 through December 17, 2023 for the year ended December 31, 2023 and the full fiscal year ended December 31, 2022.
(b)Presents information for the pre-merger period for Class B common stock. The pre-merger period is January 1, 2023 through December 17, 2023 for the year ended December 31, 2023 and the full fiscal year ended December 31, 2022.
(c)Presents information for the post-merger period for common stock. The post-merger period is December 18, 2023 through December 31, 2023.